DESCRIPTION OF BUSINESS AND ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS AND ORGANIZATION
Note 1 - Description Of Business And Organization

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

New Momentum Corporation (the “Company”) was incorporated under the law of the State of Nevada on July 1, 1999. The Company through its subsidiaries, mainly operates a smartphone application to provide the online platform with “Book Now, Pay Later” flight booking service for travelers among over 500 airlines worldwide to search and secure their tickets. With a simple, user-friendly interface, the Company enables customers to arrange and book multiple-stop itineraries, and to check their bookings through official airline websites using the Gagfare booking reference number on http://presscentre.asia/gagfare.html.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

NEMO Holding Company Limited (“NHCL”)	British Virgin Islands	Investment holding	10,000 ordinary shares at par value of US$1	100%

Gagfare Limited (“GL”)	Hong Kong	Travel agency	500,000 ordinary shares of HK$500,000	100%

Beyond Blue Limited (“BBL”)	Hong Kong	Event organizer	1 ordinary share of HK$1	100%

New Momentum Asia Pte. Ltd. (“NMAPL”)	Singapore	Investment holding	1 ordinary share of SGD 1	100%

JPOPCOIN Limited (“JL”)	Hong Kong	Administrative service	5 ordinary shares of HK$5	100%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

New Momentum Corporation (the “Company”) was incorporated under the law of the State of Nevada on July 1, 1999. The Company through its subsidiaries, mainly operates a smartphone application to provide an online platform with “Book Now, Pay Later” flight booking service for travelers with over 500 airlines worldwide to search and secure their tickets. With a simple, user-friendly interface, the Company enables customers to arrange and book the multiple-stop itineraries, and to check their bookings through official airline websites using the Gagfare booking reference number.

On July 6, 2020, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”), by and among the Company, Nemo Holding Company Limited, a British Virgin Islands corporation (“Nemo Holding”), and the holders of common shares of Nemo Holding. The holders of the common stock of Nemo Holding consisted of 29 stockholders.

Under the terms and conditions of the Share Exchange Agreement, the Company issued 10,000,000 shares of common stock in consideration for all the issued and outstanding shares in Nemo Holding. Leung Tin Lung David, the Company’s sole officer and director, was the beneficial holder of 6,000,000 common shares, or 60%, of the issued and outstanding shares of Nemo Holding. The effect of the issuance of the 10,000,000 shares issued under the Share Exchange Agreement represents 10.8% of the issued and outstanding shares of common stock of the Company. Both the Company and Nemo Holding are controlled by the same management team. Upon completion of the Share Exchange Transaction, Nemo Holding became a 100% owned subsidiary of the Company.

Because the Company is a shell company, Nemo Holding comprises the ongoing operations of the combined entity and its senior management serves as the senior management of the combined entity, Nemo Holding is deemed to be the accounting acquirer for accounting purposes. The transaction was treated as a recapitalization of the Company. Accordingly, the consolidated assets, liabilities and results of operations of the Company became the historical financial statements of Nemo Holding, and the Company’s assets, liabilities and results of operations were consolidated with Nemo Holding beginning on the acquisition date. Nemo Holding was the legal acquiree but deemed to be the accounting acquirer. The Company was the legal acquirer but deemed to be the accounting acquiree in the reverse merger. The historical financial statements prior to the acquisition were those of the accounting acquirer (Nemo Holding). After completion of the Share Exchange Transaction in the prior year, the Company’s consolidated financial statements include the assets and liabilities, the operations and cash flow of the accounting acquirer.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

NEMO Holding Company Limited	British Virgin Islands	Investment holding	10,000 ordinary shares at par value of US$1	100%

Gagfare Limited	Hong Kong	Travel agency	500,000 ordinary shares for HK$500,000	100%

Beyond Blue Limited	Hong Kong	Event organizer	1 ordinary share for HK$1	100%

New Momentum Asia Pte. Ltd.	Singapore	Investment holding	1 ordinary share of SGD 1	100%

JPOPCOIN Limited	Hong Kong	Administrative service	5 ordinary shares for HK$5	100%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).